COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Letters of Credit Outstanding, Amount	$ 1,135,000	$ 986,000
Long-term Line of Credit	$ 144,086,000	$ 128,086,000